Offsets	Sep. 11, 2025 USD ($)
Offset: 1
Offset Payment:
Offset Claimed	true
Rule 457(b) Offset	true
Form or Filing Type	S-3
File Number	333-267377
Initial Filing Date	Sep. 09, 2022
Fee Offset Claimed	$ 2,836.00
Explanation for Claimed Amount	Pursuant to Rule 415(a)(6) under the Securities Act, securities with a maximum aggregate price of $100,000,000 registered hereunder are unsold securities (the "Unsold Securities") previously covered by the registrant's registration statement on Form S-3 (File No. 333-267377) which was initially filed with the Securities and Exchange Commission on September 9, 2022 and became effective on September 20, 2022 (the "Prior Registration Statement"), and are included in this registration statement. The offering of the unsold securities registered under such Prior Registration Statement will be deemed terminated as of the effective date of this Registration Statement. The Registrant paid a filing fee of $2,836 (calculated at the filing fee rate in effect at the time of the filing of the Prior Registration Statement) relating to the Unsold Securities under the Prior Registration Statement. The Registrant offsets the $36,116.20 registration fee for this Registration Statement with the $2,836 fee the Registrant paid in 2022. After the application of this fee offset, the Registrant's net fee due for this Registrant Statement is $33,280.20.
Offset: 2
Offset Payment:
Offset Claimed	false
Rule 457(b) Offset	true
Registrant or Filer Name	LSI INDUSTRIES, INC.
Form or Filing Type	S-3
File Number	333-267377
Filing Date	Sep. 09, 2022
Fee Paid with Fee Offset Source	$ 2,836.00